Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

6.            FAIR VALUE MEASUREMENT

         Fair Value Measurements— Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

Fair Value of Financial Instruments—The carrying amount of the revolving credit facility is considered a reasonable estimate of fair value due to its floating-rate terms.

The estimated fair values of the Company’s financial instruments where carrying values do not approximate fair value are as follows:

	As of June 28, 2012		As of December 29, 2011
($ in millions)	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
Term Loan	$225.0	$225.0	$550.0	$530.6
Senior Unsecured Notes	200.0	212.0	200.0	198.4
Senior Secured Notes	400.0	408.0	-	-

(1)

The Company has estimated the fair value on an average of at least two non-binding broker quotes and the Company’s analysis. If the Company were to measure the borrowings in the above table at fair value on the balance sheet they would be classified as Level 2.

During the fourth quarter of 2011 and first quarter of 2012, the Company received equity securities in a privately held company as consideration for an advertising contract, which the Company accounted for as a cost method investment.  The fair value of the investment has not been estimated as of June 28, 2012 or December 29, 2011 as there were no identified events or changes in circumstances that had a significant adverse effect on the fair value of the investment and it is not practicable to do so because the equity securities are not in a publicly traded company.  The carrying amount of the Company’s investment was $0.8 million and $0.2 million as of June 28, 2012 and December 29, 2011, respectively.

Recurring Measurements—The fair values of the Company’s assets and liabilities measured on a recurring basis pursuant to ASC 820-10 Fair Value Measurements and Disclosures are as follows (in millions):

		Fair Value Measurements at Reporting Date Using
	As of June 28, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
ASSETS:
Cash equivalents (1)	$0.2	$0.2	$-	$-
Total assets	$0.2	$0.2	$-	$-
LIABILITIES:
Current portion of interest rate swap agreements (2)	$10.2	$-	$10.2	$-
Interest rate swap agreements (2)	16.0	-	16.0	-
Total liabilities	$26.2	$-	$26.2	$-

		Fair Value Measurements at Reporting Date Using
	As of December 29, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
LIABILITIES:
Current portion of interest rate swap agreements (2)	$24.0	$-	$24.0	$-
Interest rate swap agreements (2)	46.8	-	46.8	-
Total liabilities	$70.8	$-	$70.8	$-

(1)  Cash Equivalents—The Company’s cash equivalents are carried at estimated fair value.

(2)            Interest Rate Swap Agreements—The carrying amount and fair value of the interest rate swap agreements are equivalent since the Company accounts for these instruments at fair value.  Refer to Note 7-Derivative Instruments and Hedging Activities.

10. Fair value measurements

Fair value of financial instruments—The carrying amount of the revolving credit facility is considered a reasonable estimate of fair value due to its floating-rate terms and the fact that it was recently amended during 2011. The carrying amounts and fair values of interest rate swap agreements are the same since the Company accounts for these instruments at fair value.

The Company has estimated the fair value of its term loan based on an average of at least two non-binding broker quotes and the Company’s analysis to be $530.6 million and $713.3 million at December 29, 2011 and December 30, 2010, respectively (Level 2). The carrying value of the term loan was $550.0 and $725.0 million as of December 29, 2011 and December 30, 2010, respectively.

The carrying value of the Company’s Senior Notes as of December 29, 2011 was $200.0 million and the estimated fair value was $198.4 million based on an average of at least two non-binding broker quotes and the Company’s analysis (Level 2).

During the fourth quarter of 2011, the Company received equity securities in a privately held company as consideration for an advertising contract. The fair value of the investment has not been estimated at December 29, 2011 as there were no identified events or changes in circumstances that had a significant adverse effect on the fair value of the investment and it is not practicable to do so because the equity securities are not in a publicly traded company. The carrying amount of the Company’s investment was $0.2 million as of December 29, 2011. Refer to Note 1—Other Investment.

During the fourth quarter of 2011, the Company recorded an impairment to the value of its investment in RMG due to the Company being further diluted by a new round of preferred equity financing that was senior to the Company’s investment. The Company determined the impairment was other-than-temporary and the unrealized loss was reported as an impairment loss in the statements of income since the fair value was determined to be significantly below cost and recoverability was deemed unlikely. The key factor identified by management in making these assessments and determining the amount was due to a recapitalization of RMG that was completed in early 2012. The carrying amount of the Company’s investment was $0.0 million and $6.7 million as of December 29, 2011 and December 30, 2010, respectively. Refer to Note 1—Other Investment.

Recurring measurements—The fair values of the Company’s assets and liabilities measured on a recurring basis pursuant to ASC 820-10 Fair Value Measurements and Disclosures are as follows (in millions):

Fair value measurements at reporting date using
	As of December 29, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

LIABILITIES:
Current Portion of Interest Rate Swap Agreements(1) ..............................	$ 24.0	$ 0.0	$ 24.0	$ 0.0
Interest Rate Swap Agreements(1)..............................................................	46.8	0.0	46.8	0.0

Total Liabilities........................................................................................................	$ 70.8	$ 0.0	$ 70.8	$ 0.0

		Fair value measurements at reporting date using
	As of December 30, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

LIABILITIES:
Current Portion of Interest Rate Swap Agreements(1).....................	$ 25.3	0.0	$ 25.3	0.0
Interest Rate Swap Agreements(1)............................................................	45.5	0.0	45.5	0.0

Total Liabilities......................................................................................................	$ 70.8	$ 0.0	$ 70.8	$ 0.0

(1)  Interest Rate Swap Agreements—Refer to Note 11.